SUPPLEMENT

Dated November 26, 2008

to the Currently Effective

Class A, Class B and Class C Shares Prospectus

dated March 1, 2008

For The Hartford Mutual Funds (the “Prospectus”)

The Prospectus referenced above is revised as follows:

The Hartford High Yield Municipal Bond Fund

Currently, the fund’s Investment Manager, Hartford Investment Financial Services, LLC (“HIFSCO”), has agreed to waive 0.40% of the management fee through November 30, 2008.  Effective December 1, 2008 HIFSCO has agreed to waive 0.20% of the management fee through February 28, 2009.  Accordingly, in the Prospectus under the heading “The Hartford High Yield Municipal Bond Fund - Your Expenses,” footnote 2 to the table is deleted and replaced with the following:

(2)   Effective December 1, 2008, HIFSCO has voluntarily agreed to waive 0.20% of the management fee until February 28, 2009.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

Dated November 26, 2008 to the

Class I Shares Prospectus Dated March 1, 2008

For The Hartford Mutual Funds (the “Prospectus”)

The Prospectus referenced above is revised as follows:

The Hartford High Yield Municipal Bond Fund

Currently, the fund’s Investment Manager, Hartford Investment Financial Services, LLC (“HIFSCO”), has agreed to waive 0.40% of the management fee through November 30, 2008.  Effective December 1, 2008 HIFSCO has agreed to waive 0.20% of the management fee through February 28, 2009.  Accordingly, in the Prospectus under the heading “The Hartford High Yield Municipal Bond Fund - Your Expenses,” footnote 2 to the table is deleted and replaced with the following:

(2)   Effective December 1, 2008, HIFSCO has voluntarily agreed to waive 0.20% of the management fee until February 28, 2009.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

Dated November 26, 2008 to the

Combined Statement of Additional Information (“SAI”) Dated October 29, 2008

For The Hartford Mutual Funds

The SAI referenced above is revised effective December 1, 2008 as follows:

The Hartford High Yield Municipal Bond Fund

In the section entitled “Investment Management Arrangements – Management Fees” of the SAI, footnote (2) in the Management Fee charts to High Yield Municipal Bond Fund is deleted and replaced with the following:

(2) Effective December 1, 2008, HIFSCO has voluntarily agreed to waive 0.20% of the management fee until February 28, 2009.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SAI FOR FUTURE REFERENCE